Restricted Net Assets (Tables)	6 Months Ended
Jun. 30, 2026
Restricted Net Assets [Abstract]
Schedule of Restricted Net Assets	Amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves of the Company’s PRC subsidiaries.
	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Additional paid-in-capital	203,150	203,150	29,941
Statutory reserve	32,647	32,647	4,812
	235,797	235,797	34,753